SEGMENT INFORMATION - Entity-Wide Disclosure Long-Lived Assets (Details) - USD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 1,851	$ 1,723
UNITED STATES
Segment Reporting Information [Line Items]
Long-Lived Assets	1,188	1,080
GERMANY
Segment Reporting Information [Line Items]
Long-Lived Assets	192	151
Rest Of World
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 471	$ 492